DEFINED CONTRIBUTION PENSION - Pension cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DEFINED CONTRIBUTION PENSION
Total pension cost	$ 140	$ 114
Research and development
DEFINED CONTRIBUTION PENSION
Total pension cost	98	83
Selling, general and administrative
DEFINED CONTRIBUTION PENSION
Total pension cost	$ 42	$ 31